RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged By Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Net amounts charged by related parties	$ 45,748	$ 77,088	$ 76,205
Frontline
Related Party Transaction [Line Items]
Net amounts charged by related parties	3,902	4,171	3,216
SFL
Related Party Transaction [Line Items]
Net amounts charged by related parties	30,914	42,911	38,459
Seateam
Related Party Transaction [Line Items]
Net amounts charged by related parties	0	0	2,552
Seatankers
Related Party Transaction [Line Items]
Net amounts charged by related parties	8,756	27,978	31,955
CCL
Related Party Transaction [Line Items]
Net amounts charged by related parties	395	2,028	23
Front Ocean Management AS
Related Party Transaction [Line Items]
Net amounts charged by related parties	$ 1,781	$ 0	$ 0